Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business
1. Organization and Description of Business
Kodiak Gas Services, Inc. (together with its subsidiaries, referred to as “Kodiak” or the “Company”) began its operations in 2011. On February 8, 2019, Kodiak was acquired by entities affiliated with EQT AB (publ). On October 24, 2019, the Company acquired Pegasus Optimization Managers, LLC, a provider of natural gas compression operations.
The Company is an operator of contract compression infrastructure in the U.S., primarily in the Permian Basin and Eagle Ford Shale with additional operations in the Powder River Basin,
Mid-Continent
Region, DJ Basin, Appalachian Basin, Barnett Shale / East Texas Region and Black Warrior Basin. The Company operates its compression units under fixed-revenue contracts with upstream and midstream customers. The Company manages its business through two operating segments: Compression Operations and Other Services. Compression Operations consists of operating Company-owned and customer-owned compression infrastructure for its customers to enable the production, gathering and transportation of natural gas and oil. Other Services consists of station construction, maintenance and overhaul, and other ancillary time and material-based offerings. See Note 18 (“Segments”).
Stock Split
On June 20, 2023, Kodiak’s board of directors approved a
590,000-for-1
split (the “Stock Split”) of the Company’s common stock. Prior to the consummation of the initial public offering of the Company’s common stock (the “IPO”), the Company was 100% owned by its parent, Frontier TopCo Partnership, L.P. (“Kodiak Holdings”). The Stock Split became effective upon filing of the Company’s Amended and Restated Certificate of Incorporation on June 28, 2023 in connection with the IPO. The par value of the Company’s common stock was not adjusted as a result of the Stock Split, however, the number of shares that the Company is authorized to issue increased to 750,000,000. As a result of the Stock Split, 59,000,000 shares of common stock were outstanding. All share and per share data shown in the accompanying condensed consolidated financial statements and related notes has been retroactively revised to give effect to the Stock Split for all periods presented.
IPO
On June 28, 2023, Kodiak’s Registration Statement on Form
S-1
relating to the IPO was declared effective by the U.S. Securities and Exchange Commission (“SEC”) and the shares of its common stock began trading on the New York Stock Exchange on June 29, 2023. On July 3, 2023, Kodiak issued and sold 16,000,000 shares of common stock at a price to the public of $16.00 per share. Kodiak received net proceeds of approximately $230.8 million, after deducting expenses and underwriting discounts and commissions payable by the Company. On July 13, 2023, the Company issued and sold an additional 2,400,000 shares of common stock at a price to the public of $16.00 per share (referred to herein as the “overallotment”). The Company received net proceeds of approximately $36.2 million, after deducting underwriting discounts. The net proceeds were used for repayment of existing indebtedness, as described further in Note 9 (“Debt and Credit Facilities”), and general corporate purposes. After giving effect to these transactions, Kodiak had 77,400,000 shares of common stock issued and outstanding.

1. Organization and Description of Business
Kodiak Gas Services, Inc. (the “Company”, “Kodiak” or “KGS”) began operations in 2011 as Kodiak Gas Services, LLC. Shortly after commencing operations, the Company acquired all the assets and liabilities of KGS Investments, Inc. On February 8, 2019, Kodiak was acquired by EQT Partners through Frontier Acquisition I, Inc. and Frontier Acquisition II, Inc. (collectively, “Frontier”). On October 24, 2019, Kodiak acquired Pegasus Optimization Managers, LLC (“Pegasus”), a provider of natural gas compression operations. Kodiak’s key areas of operation are located in the Permian Basin and Eagle Ford Shale with other areas of operation in the Powder River Basin,
Mid-Continent
Region, DJ Basin, Appalachian Basin, Barnett Shale / East Texas Region and Black Warrior Basin.
We are an operator of contract compression infrastructure in the U.S. We operate our compression units under, fixed-revenue contracts with upstream and midstream customers. We manage our business through two operating segments: Compression Operations and Other Services. Compression Operations consists of operating Company- owned and customer-owned compression infrastructure for our customers to enable the production and gathering and transportation of natural gas and oil. Other Services consists of station construction, maintenance and overhaul, and other ancillary time and material-based offerings.
See Note 16 (“Segments”) to our Consolidated Financial Statements.